Dividend income (Tables)	12 Months Ended
Dec. 31, 2019
Dividend income
Schedule of Dividend income

	2017	2018	2019

Equity instruments classified as:
Financial assets held for trading	5	—	—
Of which:
NAFTRAC (Exchange-traded fund or ETF)	2	—	—
América Móvil, S.A.B, de C.V.	1	—	—
Wal-Mart de México, S.A.B. de C.V.	1	—	—
Others	1	—	—

Financial assets at fair value through profit or loss	—	33	44
Of which:
NAFTRAC (Exchange-traded fund or ETF)	—	18	36
Grupo Cementos de Chihuahua, S.A.B. de C.V.	—	11	7
América Móvil, S.A.B, de C.V.	—	1	—
Grupo México, S.A.B. de C.V.	—	1	—
Wal-Mart de México, S.A.B. de C.V.	—	1	1
Others	—	1	—

Available-for-sale financial assets	145	—	—
Of which:
Controladora Prosa, S.A. de C.V.	62	—	—
Trans Unión de México, S.A.	83	—	—

Financial assets at fair value through other comprehensive income	—	177	191
Of which:
Controladora Prosa, S.A. de C.V.	—	50	54
Trans Unión de México, S.A.	—	88	93
Bolsa Mexicana de Valores, S.A.B. de C.V.	—	21	25
Dun & Bradstreet de México, S.A. de C.V.	—	17	18
Others	—	1	1
	150	210	235